June 28, 2013

Supplement

SUPPLEMENT DATED JUNE 28, 2013 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 31, 2012
Active Assets Government Securities Trust, dated October 31, 2012
Active Assets Institutional Government Securities Trust, dated October 31, 2012
Active Assets Institutional Money Trust, dated October 31, 2012
Active Assets Money Trust, dated October 31, 2012
Active Assets Tax-Free Trust, dated October 31, 2012
Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2013
Morgan Stanley European Equity Fund Inc., dated February 28, 2013
Morgan Stanley Focus Growth Fund, Classes A, B, L and I, dated April 30, 2013
Morgan Stanley Focus Growth Fund, Class IS, dated June 13, 2013
Morgan Stanley Global Fixed Income Opportunities Fund, Classes A, B, L and I, dated February 28, 2013
Morgan Stanley Global Fixed Income Opportunities Fund, Class IS, dated June 13, 2013
Morgan Stanley Global Infrastructure Fund, Classes A, B, L and I, dated April 30, 2013
Morgan Stanley Global Infrastructure Fund, Class Q, dated April 30, 2013
Morgan Stanley Limited Duration U.S. Government Trust, dated May 14, 2013
Morgan Stanley Mortgage Securities Trust, dated February 28, 2013
Morgan Stanley Multi Cap Growth Trust, Classes A, B, L and I, dated March 29, 2013
Morgan Stanley Multi Cap Growth Trust, Class IS, dated June 13, 2013
Morgan Stanley New York Municipal Money Market Trust, dated April 30, 2013
Morgan Stanley Select Dimensions Investment Series, dated April 30 2013
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2013
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2013
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2013
Morgan Stanley Variable Investment Series, dated April 30, 2013
(collectively, the "Funds")

Effective July 1, 2013, the Board of Directors/Trustees of each Fund has approved changing the transfer agent of each Fund from Morgan Stanley Services Company Inc. to Boston Financial Data Services, Inc.

As a result, effective July 1, 2013, all references in each Fund's Statement of Additional Information ("SAI") to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

***

The first sentence of the section of each Fund's SAI entitled "V. Investment Advisory and Other Services—E. Other Service Providers—(1) Transfer Agent/Dividend Disbursing Agent" is hereby deleted and replaced with the following:

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.